Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Summary of reconciliation of carrying amounts of intangible assets

	Internally
	generated	Internally	Purchased rights,
	/acquired	developed	licenses,
in EUR k	biomarkers	databases	software	Total
Cost
As of Jan 1, 2019	7,133	3,365	3,370	13,868
Reclass from property, plant and equipment (Note 12)	386	—	—	386
Reclass*	900	758	(1,658)	—
Additions	3,603	2,379	1,298	7,280
As of Dec 31, 2019	12,022	6,502	3,010	21,534
Additions	1,900	2,717	2,040	6,657
Deconsolidation	—	—	(151)	(151)
As of Dec 31, 2020	13,922	9,219	4,899	28,040

Accumulated amortization and impairment
As of Jan 1, 2019	2,660	1,047	1,366	5,073
Amortization	1,171	723	422	2,316
As of Dec 31, 2019	3,831	1,770	1,788	7,389
Amortization and impairment	6,917	943	508	8,368
Deconsolidation	—	—	(124)	(124)
As of Dec 31, 2020	10,748	2,713	2,172	15,633

Carrying amounts
As of Dec 31, 2019	8,191	4,732	1,222	14,145
As of Dec 31, 2020	3,174	6,506	2,727	12,407

*     The reclassification of EUR 1,658k from purchased rights, licenses, software represented purchased rights related to certain biomarkers in prior years, as well as expenses incurred for certain licenses and software, which were used in the process of developing internal IT driven solutions.  Reclassification is made to allow more transparent presentation considering this is more in line with each sub-group of intangible assets.